Summary of Significant Accounting Policies - Schedule of Net Revenues By Geographical Location of Customers (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	¥ 8,283,373	$ 1,157,122	¥ 24,739,480
PRC [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	5,462,221		20,059,137
The United States [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	946,288		1,019,596
Singapore [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues			3,409,737
Hong Kong [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	1,249,900
Others [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	¥ 624,964		¥ 251,010